DIRECT HOSPITALITY EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 136	$ 125	$ 277	$ 264
Total direct hospitality expense	459	291	769	572
Hospitality
Disclosure of detailed information about investment property [line items]
Cost of food, beverage, and retail goods sold	93	79	173	145
Employee compensation and benefits	137	59	200	116
Depreciation and amortization	93	59	155	116
Maintenance and utilities	37	22	66	48
Marketing and advertising	12	8	27	23
Other	87	64	148	124
Total direct hospitality expense	$ 459	$ 291	$ 769	$ 572